COMMITMENTS AND CONTINGENCIES (Details Narrative)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) ft²	Dec. 31, 2020 USD ($) ft²
Commitments and contingencies (Note 5)
Lease maturity date		Oct. 20, 2021	Oct. 20, 2021
Lease area | ft²		18,000	18,000
Lease monthly payment | $	$ 14,377	$ 14,377	$ 14,377